Compensation and benefits (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Compensation and benefits
Salaries and variable compensation	9,884	9,678	10,717
Social security	793	778	769
Other	657	800	817
Compensation and benefits	11,334	11,256	12,303
Pension and other post-retirement expense	361	490	532
Severance and other compensation expense related to headcount reductions	275	216	456
Bank
Compensation and benefits
Salaries and variable compensation	9,685	9,455	10,440
Social security	775	763	751
Other	922	969	1,028
Compensation and benefits	11,382	11,187	12,219
Pension and other post-retirement expense	624	658	747
Severance and other compensation expense related to headcount reductions	274	216	427